November 19, 2012


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Variable Annuity Account
	File Numbers:  333-111067 and 811-04294

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities
Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on November 16, 2012.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ Daniel P. Preiner

Daniel P. Preiner
Associate Counsel